S000032847 [Member] Investment Objectives and Goals - Columbia India Consumer ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia India Consumer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index (the Index).